Other general administrative expenses (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other general administrative expenses [Abstract]
Property, fixtures and supplies		R$ 1,330,549	R$ 1,284,490	R$ 1,278,556
Technology and systems		1,786,416	1,364,720	1,246,809
Advertising		621,645	617,563	486,772
Communications		457,323	593,272	488,799
Per diems and travel expenses		127,277	106,956	133,123
Taxes other than income tax		88,977	122,570	84,932
Surveillance and cash courier services		617,129	630,466	622,362
Insurance premiums		29,434	27,289	21,308
Specialized and technical services		2,089,614	1,901,056	1,744,726
Technical reports		359,468	370,546	437,683
Others specialized and technical services		1,730,146	1,530,510	1,307,043
Other administrative expenses	[1]	437,767	534,935	435,758
Total		R$ 7,586,131	R$ 7,183,317	R$ 6,543,145

[1]	In December 31, 2018, includes mainly Data Processing Expenses in the balance of R$ 67.724 (2017 - 73.664 and 2016 - R $ 61.186), Service Expenses in the balance of R$ 26.852 (2017 - revenue of R$ 87.199 and 2016 - R$ 74.322), Expenses with Benefit Guarantor Fund - FGB R$ 34.996 (2017 - R$ 5.334 and 2016 - R$ 172.699), Interest on Own Capital R$ 38,006 (2017 - R$ 20.826 and 2016 - R$ 305) and Recovery of Charges and Expenses R $ 92.408 (2017 - R$ 89.409 and 2016 - R$ 72.360).